UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                03/13/2007
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  89
Form 13F Information Table Value Total:  140,066,011


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                             Market           Voting
Name                                        TYPE                 CUSIP         Shares        Value          Authority
-----------------------------------------------------------------------------------------------------------------------
Abgenix, Inc.                               Common             00339B107       180,000      3,868,200         Sole
Advanced Power Technology, Inc.             Common             007623101       150,000      2,044,500         Sole
Alamosa Holdings, Inc.                      Common             011589108       272,000      5,061,920         Sole
Albemarle First Bank                        Common             012684106       132,602      1,564,704         Sole
Allergan Inc.                               Common             018490102       -33,564     -3,623,569         Sole
AMLI Residential Properties Trust           Common             001735109       150,000      5,707,500         Sole
Animas Corp.                                Common             03525Y105        40,800        985,320         Sole
Anteon International Corp.                  Common             03674E108        10,100        548,935         Sole
Arden Realty Inc.                           Common             039793104        55,000      2,465,650         Sole
Ascent Energy Inc./Pontotoc                 Shares             04362R104        13,901              0         Sole
August Technology Corporation               Common             05106U105       336,846      3,701,938         Sole
Bank of America Corp.                       Common             060505104      -135,198     -6,239,388         Sole
Barrick Gold Corporation                    Common             067901108       -50,512     -1,407,769         Sole
Besicorp Group                              Common             086338993         2,300              0         Sole
Besicorp Ltd                                Shares             086339991            92              0         Sole
Beverly Enterprises Inc.                    Common             087851309       548,000      6,395,160         Sole
BindView Development Corporation            Common             090327107        38,835        154,563         Sole
Bowlin Travel Centers Inc.                  Common             10259P101        91,600        152,514         Sole
Brandywine Realty Trust                     Common             105368203       -18,699       -521,889         Sole
Burlington Resources Inc.                   Common             122014103        70,000      6,034,000         Sole
Captiva Software                            Common             14073T109        60,902      1,355,070         Sole
CCC Information Services Group Inc.         Common             12487Q109       148,309      3,888,662         Sole
CenterPoint Properties Trust                Common             151895109        40,000      1,979,200         Sole
Central Freight Lines Inc.                  Common             153491105        55,548         98,875         Sole
CFC International, Inc.                     Common             125252106        60,000        843,000         Sole
ConocoPhillips                              Common             20825C104       -50,498     -2,937,974         Sole
Crimmi Mae Inc.                             Common             226603504        75,000      1,485,000         Sole
Cruzan International, Inc.                  Common             228890109        42,500      1,190,425         Sole
Dave & Buster's Inc.                        Common             23833N104        44,400        781,884         Sole
Dreyer's Grand Ice Cream                    Common             261877104        52,528      4,353,521         Sole
DRS Technologies Inc.                       Common             23330X100       -20,900     -1,074,678         Sole
Engineered Support Systems Inc.             Common             292866100       192,000      7,994,880         Sole
Enterasys Networks, Inc.                    Common             293637401       170,000      2,257,600         Sole
ev3 Inc.                                    Common             26928A200       -82,683     -1,218,747         Sole
Fox & Hound Restaurant Group                Common             351321104       119,606      1,840,736         Sole
Gold Banc Corporation, Inc.                 Common             379907108       162,085      2,953,189         Sole
Goldcorp, Inc.                              Common             380956409       -40,000       -891,200         Sole
Hudson United Bancorp                       Common             444165104        22,700        946,136         Sole
Huntington Bancshares Inc.                  Common             446150104      -186,083     -4,419,471         Sole
Inamed Corporation                          Common             453235103        71,785      6,294,109         Sole
Intellisync Corporation                     Common             458176104       408,000      2,105,280         Sole
iPayment, Inc.                              Common             46262E105       184,133      7,645,202         Sole
Ivax Corporation                            Common             465823102       135,000      4,229,550         Sole
J.Jill Group Inc.                           Common             466189107       103,000      1,960,090         Sole
Jamdat Mobile Inc.                          Common             47023T100        36,225        962,861         Sole
Johnson Outdoors                            Common             479167108       127,743      2,163,966         Sole
La Quinta Corp.                             Common             50419U202       430,000      4,790,200         Sole
Lancer Corp.                                Common             514614106       111,800      2,442,830         Sole
Liberty Corp.-S.C.                          Common             530370105       116,500      5,453,365         Sole
Linens 'n Things Inc.                       Common             535679104       174,390      4,638,774         Sole
Mascotech Inc.                              Shares             574670998        18,500              0         Sole
Maytag Corporation                          Common             578592107       300,000      5,646,000         Sole
MBNA Corp.                                  Common             55262L100       270,000      7,355,214         Sole

Micro Therapeutics, Inc.                    Common             59500W100       180,549      1,251,205         Sole
Microsemi Corp.                             Common             595137100       -65,250     -1,804,815         Sole
Monogram Biosciences Inc.                   Common             60975U108        70,816        132,426         Sole
NDCHealth Corporation                       Common             639480102       450,700      8,666,961         Sole
Net2Phone, Inc.                             Common             64108N106       191,664        390,995         Sole
NTL Incorporated                            Common             62940M104       -23,000     -1,565,840         Sole
Occidental Petroleum Corp.                  Common             674599105       -29,400     -2,348,472         Sole
Per-Se Technologies, Inc.                   Common             713569309       -76,160     -1,779,098         Sole
PetroCorp                                   Common             71645N994        76,900              0         Sole
Placer Dome Inc.                            Common             725906101        70,000      1,605,100         Sole
Prentiss Properties Trust                   Common             740706106        27,100      1,102,428         Sole
Price Communications                        Common             741437305       328,883      4,890,490         Sole
Public Storage, Inc.                        Common             74460D109       -74,400     -5,038,368         Sole
Renal Care Group                            Common             759930100       105,800      5,005,398         Sole
RTS Monogram Biosciences Inc.               Contingent
                                            Value Right        60975U116       261,600        164,808         Sole
Rudolph Technologies, Inc.                  Common             74460D109       -64,995       -837,136         Sole
Scientific -Atlanta, Inc.                   Common             808655104        40,900      1,761,563         Sole
Serena Software, Inc.                       Common             817492101        84,260      1,974,212         Sole
Shurgard Storage Centers, Inc.              Common             82567D104        93,000      5,274,030         Sole
Siebel Systems, Inc.                        Common             826170102       570,000      6,024,900         Sole
TD Banknorth Inc.                           Common             87235A101       -16,482       -478,802         Sole
Telewest Global, Inc.                       Common             87956T107       200,000      4,764,000         Sole
Teva Pharmaceutical Industries Ltd.         Common             88164RAB3       -53,030     -2,280,820         Sole
Titan International Inc.                    Common             88830M102       130,400      2,249,400         Sole
Town and Country Trust                      Common             892081100       110,000      3,719,100         Sole
Transport Corp. of America                  Common             89385P102        29,013        286,648         Sole
Unizan Financial Corp.                      Common             91528W101       165,000      4,382,400         Sole
Verizon Communications                      Common             92343V104      -124,023     -3,735,573         Sole
Vintage Petroleum, Inc.                     Common             927460105        70,000      3,733,100         Sole
Virginia Gold Mines Inc.                    Canadian Equity    602914103       100,000      1,163,497         Sole
Visual Networks, Inc.                       Common             928444108       202,600        366,706         Sole
Wachovia Corp.                              Common             929903102      -135,672     -7,171,622         Sole
Westcorp-Calif                              Common             957907108        48,400      3,223,924         Sole
WFS Financial Inc.                          Common             92923B106        50,454      3,842,072         Sole
Whirlpool Corporation                       Common             963320106       -34,320     -2,874,643         Sole
WOM INC                                     Shares             978106102            92              0         Sole
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